Contingent liabilities and financial commitments - Individual Cases (37-38) - Additional Information (Details) £ in Millions, $ in Millions	1 Months Ended		12 Months Ended			36 Months Ended		204 Months Ended
	Oct. 31, 1997 GBP (£) INSTALMENT	Oct. 31, 1997 USD ($) INSTALMENT	Dec. 31, 2025 GBP (£) CASE Case	Dec. 31, 2025 USD ($) CASE Case	Dec. 31, 2024 CASE	Dec. 31, 2025 GBP (£) CASE Case	Dec. 31, 2025 USD ($) CASE Case	Dec. 31, 2023 CASE
Disclosure Of Commitments And Contingencies [Line Items]
Number of individual cases is brought by or on behalf of an individual survivors alleging personal injury as result of exposure to ETS | Case			3	3		3	3
Individual smoking and health cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases			194	194	197
Individual smoking and health cases | US tobacco related actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases have received adverse verdicts or judgments			8	8		8	8
Net amount against verdicts			£ 193.3	$ 260.0
Penza v. R. J. Reynolds Tobacco Co | US tobacco related actions
Disclosure Of Commitments And Contingencies [Line Items]
Net amount against verdicts			64.7	87.0
Marvin Manious v. R. J. Reynolds Tobacco Co. case | US tobacco related actions
Disclosure Of Commitments And Contingencies [Line Items]
Net amount against verdicts			£ 66.2	$ 89.0
Number of resolution bundles for attorneys fees and statutory interest | Case			3	3		3	3
Additional provisions, other provisions			£ 4.7	$ 6.3
Broin V Philip Morris Inc | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount	£ 223.0	$ 300.0
Number of annual installment for payment | INSTALMENT	3	3
Litigation settlement, annual installment amount	£ 74.3	$ 100.0
Amount of plaintiff's counsel fees payable	36.4	49.0
Broin V Philip Morris Inc | Florida | R J Reynolds Tobacco Company
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period	63.9	86.0
Broin V Philip Morris Inc | Florida | Brown and Williamson Holdings Inc
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period	42.4	57.0
Broin V Philip Morris Inc | Florida | Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Loss contingency, right to re-file plaintiffs, period	£ 23.0	$ 31.0
Broin I I Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases			1	1	69
Loss contingency, number of trials								0
Filter cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases			31	31	29
Filter cases | Lorillard Tobacco and RJRT
Disclosure Of Commitments And Contingencies [Line Items]
Additional provisions, other provisions			£ 2.5	$ 3.3
Litigation settlement amount						£ 14.2	$ 19.1
Number of cases			31	31
Number of cases for which damages paid to plaintiffs						80	80
Loss Contingency Number Of Cases Resoluted | Case			8	8